Condensed Consolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues
Net sales	$ 7,403	$ 7,872	$ 23,178	$ 23,655
Finance and interest income	336	294	1,012	891
Total Revenues	7,739	8,166	24,190	24,546
Costs and Expenses
Cost of goods sold	5,998	6,352	18,797	19,117
Selling, general & administrative expenses	736	735	2,240	2,225
Research and development expenses	254	277	809	838
Restructuring expenses	56	3	98	32
Interest expense	327	290	976	863
Other, net	109	74	307	244
Total Costs and Expenses	7,480	7,731	23,227	23,319
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	259	435	963	1,227
Income taxes	107	182	408	541
Equity in income of unconsolidated subsidiaries and affiliates	10	22	66	88
Net Income	162	275	621	774
Net income (loss) attributable to noncontrolling interests	(11)	52	(6)	157
Net income attributable to CNH Industrial N.V.	$ 173	$ 223	$ 627	$ 617
Earnings per share attributable to common shareholders
Basic	$ 0.13	$ 0.18	$ 0.46	$ 0.50
Diluted	$ 0.13	$ 0.18	$ 0.46	$ 0.50
Cash dividends declared per common share			$ 0.277	$ 0.293